Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other payables
Schedule of trade and other payables

	At December 31,
	2020	2019
	$'m	$'m
Trade payables	1,137	1,166
Other payables and accruals	275	288
Other tax and social security payable	130	109
Payables and accruals for exceptional items	37	65
	1,579	1,628